Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of interest rate risk exposure
The Company’s interest rate risk exposure is mainly related to long-term debt obligations.

As at	Dec 31 2017	Dec 31 2016
Fixed interest rate debt:
Unsecured notes	$1,188,163	$1,186,424
	$1,188,163	$1,186,424
Variable interest rate debt:
Egypt limited recourse debt facilities	$241,190	$288,515
Other limited recourse debt facilities	72,918	81,267
	$314,108	$369,782

Expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2017	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables[1]	$519,352	$519,352	$519,352	$—	$—	$—
Finance lease obligations	204,242	397,876	31,447	64,039	65,618	236,772
Long-term debt[2]	1,502,271	2,178,011	121,689	586,091	471,831	998,400
Cash flow hedges	91,014	105,120	7,114	17,057	28,864	52,085
	$2,316,879	$3,200,359	$679,602	$667,187	$566,313	$1,287,257

[1]	Excludes tax and accrued interest.

[2]	Contractual cash flows include contractual interest payments related to debt obligations. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2017.